Consolidated Statement of Profit or Loss and Other Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Net revenue from sales and services	R$ 1,486,273	R$ 1,264,280	R$ 947,419
Sales	1,440,259	1,229,827	914,266
Services	46,014	34,453	33,153
Cost of goods sold and services	(570,907)	(473,135)	(396,829)
Gross profit	915,366	791,145	550,590
Operating income (expenses)	(781,775)	(710,553)	(621,890)
General and administrative expenses	(465,523)	(471,626)	(430,279)
Commercial expenses	(246,096)	(194,043)	(164,439)
Impairment losses on trade receivables	(55,771)	(45,904)	(32,726)
Other operating income	13,699	1,828	5,615
Other operating expenses	(28,084)	(808)	(61)
Share of loss equity-accounted investees	(18,655)	(4,512)	0
Profit (loss) before finance result and taxes	114,936	76,080	(71,300)
Finance result
Finance income	70,287	88,557	35,640
Finance costs	(304,928)	(270,324)	(120,183)
Total finance result	(234,641)	(181,767)	(84,543)
Loss before income tax and social contribution	(119,705)	(105,687)	(155,843)
Income tax and social contribution
Current	331	10,668	(11,297)
Deferred	36,396	40,446	48,386
Total IRPJ and CSLL	36,727	51,114	37,089
Loss for the year	(82,978)	(54,573)	(118,754)
Other comprehensive income for the year	0	0	0
Total comprehensive loss for the year	(82,978)	(54,573)	(118,754)
Allocated to:
Controlling shareholders	(83,772)	(54,573)	(118,754)
Non-controlling shareholders	R$ 794	R$ 0	R$ 0
Loss per share
Basic	R$ (1.02)	R$ (0.66)	R$ (1.44)
Diluted	R$ (1.02)	R$ (0.66)	R$ (1.44)